Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 20, 2021	Dec. 18, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Solar powered atmospheric water generator						$ 550,000
Deposit Liability, Current					$ 193,497	$ 303,742
Additional down payment				$ 193,497
Unpaid balance on equipment			$ 55,112	55,169	52,761
Accounts payable - related party			124,370	124,370	153,300
Officer compensation					1,500,000
Common stock subscriptions			722,445	792,745	1,504,000
Reaming stock value			$ 722,445	$ 4,000
Issued shares			10,324,000	40,000
Bonus payment				$ 1,500,000
Subscription deposit received used				792,745	792,745
Stock Issuance				377,350	377,350
Pending Stock Sale	$ 1,170,095			$ 1,170,095
Pending Stock Shares	23,402,000			23,402,000
Officer [Member]
Related Party Transaction [Line Items]
Common stock subscriptions					4,000
Officer Ralph Hofmeier [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued accrued salary		300,000
Fair market value shares issued for accrued salaries		$ 150,000
Accrued salary satisfied with stock		$ 150,000
Stock issued bonus Shares		2,700,000
Stock issued bonus		$ 1,350,000
Officer Ralph Hofmeier [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued bonus Shares		10,000,000
Stock issued bonus		$ 1,500,000
Officer Irma Velazquez [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued accrued salary		300,000
Fair market value shares issued for accrued salaries		$ 150,000
Accrued salary satisfied with stock		$ 150,000
Stock issued bonus Shares		2,700,000
Stock issued bonus		$ 1,350,000
Officer Irma Velazquez [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued bonus Shares		10,000,000
Stock issued bonus		$ 1,500,000
Virhtech Gmbh [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				$ 124,370	$ 153,300